Share-based Payment - Additional Information (Detail) $ / shares in Units, ¥ in Thousands					12 Months Ended
	Dec. 31, 2024 $ / shares	Jun. 26, 2024 CNY (¥)	Jun. 26, 2024 USD ($)	Jun. 25, 2024	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 20, 2024 Scheme	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity incentive plan period					10 years
Exercise price for options outstanding | $ / shares									$ 21.11
Equity incentive exercise period					10 years
Weighted average remaining contractual life for the share options outstanding						0.6
Equity incentive plan expired					2024-07
Share-based payment expense arising from Equity Incentive Plan | ¥					¥ 0	¥ 0	¥ 0
Share based compensation per share | $ / shares	$ 0.1								$ 0.1
GYMCL equity holding scheme and MGP incentive scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of schemes approved | Scheme								2
MGP Interest [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price per share capital in which participants of the schemes paid | $			$ 2.96
Aggregated contribution received from participants of the schemes		¥ 82,900	11,600,000
Guangxi Yuchai Marine and Genset Power Co., Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in equity interest in subsidiary resulted from the implementation of the two scheme	71.40%			76.40%
Guangxi Yuchai Marine and Genset Power Co., Ltd [Member] | MGP Interest [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in registered share capital of subsidiary		¥ 28,000	$ 3,900,000
Corresponded interest in enlarged registered capital of subsidiary		6.54%	6.54%
Par value per share capital of subsidiary | $			$ 1
One year after date of grant [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage					33.00%
Two years after date of grant [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage					66.00%
Three years after date of grant [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage					100.00%